UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
 (Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
 (Address of principal executive offices) (Zip code)

Jason Browne
101 Montgomery Street, Suite 2400
San Francisco, CA 94104

 (Name and address of agent for service)

(415) 248-8366
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2017 (UNAUDITED)
Shares			Value
		Investment Companies: 99.9%
		Core Funds: 99.9%
95,426		AB Sustainable Global Thematic Fund - Advisor Class ^	$10,470,133
323,700		Deutsche X-trackers MSCI EAFE Hedged Equity ETF	9,717,474
1,329,473		Dodge & Cox Global Stock Fund	17,562,337
8,380		Dodge & Cox Stock Fund	1,614,771
221,677		Fidelity Blue Chip Growth Fund	17,831,709
196,250		iShares Edge MSCI USA Momentum Factor ETF	17,444,662
396,200		iShares Europe ETF	17,559,584
1,053,629		Lazard Global Listed Infrastructure Portfolio - Institutional Class	17,279,524
491,847		Oakmark Global Fund - Investor Class	15,488,270
710,145		Oakmark International Fund - Investor Class	18,726,523
63,882		Oppenheimer Global Fund - Class Y	5,734,033
221,765		Parnassus Endeavor Fund - Institutional Class	8,061,144
100,829		T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	8,737,876
277,733		T. Rowe Price Growth Stock Fund, Inc. - Retail Class	17,674,908
320,300		Vanguard FTSE Europe ETF	17,661,342
180,500		Vanguard Mega Cap Growth ETF	18,060,830
		Total Core Funds	219,625,120
		Total Investment Companies
		(Cost $214,684,314)	219,625,120
		Short-Term Investments: 0.3%
657,313		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.810% #	657,313
		Total Short-Term Investments
		(Cost $657,313)	657,313
		Total Investments: 100.2%
		(Cost $215,341,627)	220,282,433
		Liabilities in Excess of Other Assets: (0.2)%	(504,204)
		Net Assets: 100.0%	$219,778,229

	#	Annualized seven-day yield as of June 30, 2017.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $2,328,909 (representing 1.1% of net assets).

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

		Cost of investments	$215,341,627
		Gross unrealized appreciation	6,223,264
		Gross unrealized depreciation	(1,282,458)
		Net unrealized appreciation	$4,940,806

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2017 (UNAUDITED)
Shares			Value
		Investment Companies: 99.8%
		Sector Funds: 33.9%
38,800		iShares MSCI South Korea Capped ETF	$2,631,028
19,200		iShares North American Tech-Software ETF	2,626,176
80,100		iShares U.S. Home Construction ETF	2,718,594
93,408		Janus Henderson Global Technology Fund - Class I	2,574,312
48,400		VanEck Vectors Semiconductor ETF	3,962,024
		Total Sector Funds	14,512,134
		Aggressive Funds: 65.9%
59,017		Baron Partners Fund - Institutional Class *	2,861,714
35,729		Fidelity OTC Portfolio	3,677,272
22,100		iShares MSCI All Country Asia ex Japan ETF	1,490,645
122,800		iShares MSCI Eurozone ETF	4,951,910
159,547		Oakmark International Small Cap Fund - Investor Class	2,784,092
71,942		Oppenheimer Global Opportunities Fund - Class Y	4,170,458
36,300		PowerShares QQQ Trust Series 1	4,996,332
17,751		Vanguard International Growth Fund - Admiral Class	1,484,734
78,758		William Blair Small-Mid Cap Growth Fund - Institutional Class	1,831,119
		Total Aggressive Funds	28,248,276
		Total Investment Companies
		(Cost $40,877,140)	42,760,410
		Short-Term Investments: 0.0%
763		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.810% #	763
		Total Short-Term Investments
		(Cost $763)	763
		Total Investments: 99.8%
		(Cost $40,877,903)	42,761,173
		Other Assets in Excess of Liabilities: 0.2%	95,014
		Net Assets: 100.0%	$42,856,187

	*	Non-income producing.
	#	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

		Cost of investments	$40,877,903
		Gross unrealized appreciation	2,148,901
		Gross unrealized depreciation	(265,631)
		Net unrealized appreciation	$1,883,270

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2017 (UNAUDITED)
Shares			Value
		Investment Companies: 99.7%
		Core Funds: 60.0%
321,095		Dodge & Cox Global Stock Fund	$4,241,665
41,099		Fidelity Blue Chip Growth Fund	3,306,024
44,100		iShares Edge MSCI USA Momentum Factor ETF	3,920,049
71,300		iShares Europe ETF	3,160,016
196,275		Lazard Global Listed Infrastructure Portfolio - Institutional Class	3,218,907
124,843		Oakmark International Fund - Investor Class	3,292,109
30,676		Parnassus Endeavor Fund - Institutional Class	1,115,088
21,884		T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	1,896,494
53,042		T. Rowe Price Growth Stock Fund, Inc. - Retail Class	3,375,587
66,000		Vanguard FTSE Europe ETF	3,639,240
26,600		Vanguard Mega Cap Growth ETF	2,661,596
		Total Core Funds	33,826,775
		Total Return Funds: 9.4%
158,407		Fidelity Real Estate Income Fund	1,942,069
36,033		Gateway Fund - Class Y	1,158,832
34,359		Vanguard Wellesley Income Fund - Admiral Class	2,185,241
		Total Total Return Funds	5,286,142
		Bond Funds: 30.3%
209,574		Eaton Vance Floating-Rate Fund - Class I	1,886,164
71,317		Fidelity New Markets Income Fund	1,156,045
287,245		Ivy High Income Fund - Class I	2,188,808
309,161		Lord Abbett High Yield Fund - Class I	2,374,360
373,112		MainStay High Yield Corporate Bond Fund - Class I	2,149,124
181,761		Osterweis Strategic Income Fund	2,055,712
129,682		PIMCO Income Fund - Institutional Class	1,601,570
197,800		PIMCO Low Duration Income Fund - Institutional Class	1,687,231
170,982		Thompson Bond Fund	1,954,320
		Total Bond Funds	17,053,334
		Total Investment Companies
		(Cost $55,066,516)	56,166,251
		Short-Term Investments: 0.3%
185,400		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.810% #	185,400
		Total Short-Term Investments
		(Cost $185,400)	185,400
		Total Investments: 100%
		(Cost $55,251,916)	56,351,651
		Liabilities in Excess of Other Assets: 0.0%	(1,739)
		Net Assets: 100.0%	$56,349,912

	#	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

		Cost of investments	$55,251,916
		Gross unrealized appreciation	1,403,317
		Gross unrealized depreciation	(303,582)
		Net unrealized appreciation	$1,099,735

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2017 (UNAUDITED)
Shares			Value
		Investment Companies: 100.0%
		Strategic Bond Funds: 37.7%
871,356		Osterweis Strategic Income Fund	$9,855,040
825,406		PIMCO Income Fund - Insitutional Class	10,193,768
994,056		PIMCO Low Duration Income Fund - Institutional Class ^	8,479,299
762,912		Thompson Bond Fund	8,720,087
		Total Strategic Bond Funds	37,248,194
		Floating Rate Bond Fund: 8.7%
959,692		Eaton Vance Floating-Rate Fund - Class I	8,637,233
		Total Floating Rate Bond Funds	8,637,233
		High Yield Bond Funds: 27.1%
1,293,557		Ivy High Income Fund - Class I	9,856,903
100,875		Janus Henderson High-Yield Fund - Class I	857,441
819,538		Lord Abbett High Yield Fund - Class I	6,294,050
1,705,694		MainStay High Yield Corporate Bond Fund - Class I	9,824,796
		Total High Yield Bond Funds	26,833,190
		Emerging Market Bond Funds: 5.1%
307,258		Fidelity New Markets Income Fund	4,980,645
		Total Emerging Market Bond Funds	4,980,645
		Total Return Funds: 21.4%
588,844		Fidelity Real Estate Income Fund	7,219,232
142,809		Gateway Fund - Class Y	4,592,740
147,127		Vanguard Wellesley Income Fund - Admiral Class	9,357,289
		Total Total Return Funds	21,169,261
		Total Investment Companies
		(Cost $96,303,407)	98,868,523
		Short-Term Investments: 0.3%
291,301		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.810% #	291,301
		Total Short-Term Investments
		(Cost $291,301)	291,301
		Total Investments: 100.3%
		(Cost $96,594,708)	99,159,824
		Liabilities in Excess of Other Assets: (0.3)%	(260,777)
		Net Assets: 100.0%	$98,899,047

	#	Annualized seven-day yield as of June 30, 2017.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the
		portion of all such illiquid securities is $1,667,331 (representing 1.7% of net assets).

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

		Cost of investments	$96,594,708
		Gross unrealized appreciation	2,575,471
		Gross unrealized depreciation	(10,355)
		Net unrealized appreciation	$2,565,116

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2017 (UNAUDITED)
Shares			Value
		Investment Companies: 92.7%
		Aggressive Funds: 4.9%
14,800		PowerShares QQQ Trust Series 1	$2,037,072
		Total Aggressive Funds	2,037,072
		Core Funds: 83.0%
231,738		Dodge & Cox Global Stock Fund	3,061,270
35,913		Fidelity Contrafund	4,102,750
69,000		iShares Edge MSCI USA Momentum Factor ETF	6,133,410
111,500		iShares Europe ETF	4,941,680
152,216		Lazard Global Listed Infrastructure Portfolio - Institutional Class	2,496,347
32,552		Oakmark Global Fund - Investor Class	1,025,065
38,110		Oakmark International Fund - Investor Class	1,004,954
28,637		Parnassus Endeavor Fund - Institutional Class	1,040,951
112,250		Vanguard FTSE Europe ETF	6,189,465
41,000		Vanguard Mega Cap Growth ETF	4,102,460
		Total Core Funds	34,098,352
		Total Return Funds: 4.8%
18,555		Dodge & Cox Balanced Fund	1,970,127
		Total Total Return Funds	1,970,127
		Total Investment Companies
		(Cost $37,840,999)	38,105,551
		Short-Term Investments: 6.5%
2,651,454		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.810% #	2,651,454
		Total Short-Term Investments
		(Cost $2,651,454)	2,651,454
		Total Investments: 99.2%
		(Cost $40,492,453)	40,757,005
		Other Assets in Excess of Liabilities: 0.8%	341,222
		Net Assets: 100.0%	$41,098,227

	#	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

		Cost of investments	$40,492,453
		Gross unrealized appreciation	421,863
		Gross unrealized depreciation	(157,311)
		Net unrealized appreciation	$264,552

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX SUSTAINABLE IMPACT FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2017 (UNAUDITED)
Shares			Value
		Investment Companies: 99.9%
		Aggressive Funds: 26.3%
12,295		Ariel Fund - Institutional Class	$844,776
33,062		Calvert Emerging Markets Equity Fund - Class Y	504,529
16,631		Calvert International Opportunities Fund - Class Y	274,578
6,689		Calvert Small Cap Fund - Class Y	168,367
3,407		Oppenheimer Global Opportunities Fund - Class Y	197,475
		Total Aggressive Funds	1,989,725
		Core Funds: 73.6%
9,615		AB Sustainable Global Thematic Fund - Advisor Class	1,054,967
3,303		Ariel Appreciation Fund - Investor Class	168,006
46,033		Dodge & Cox Global Stock Fund	608,101
1,875		Dodge & Cox Stock Fund	361,284
40,867		Lazard Global Listed Infrastructure Portfolio - Institutional Class	670,213
11,021		Oakmark Global Fund - Investor Class	347,063
27,100		Oakmark International Fund - Investor Class	714,623
4,882		Oppenheimer Global Fund - Class Y	438,191
24,024		Parnassus Endeavor Fund - Institutional Class	873,276
1,550		SPDR Dow Jones Industrial Average ETF	330,522
		Total Core Funds	5,566,246
		Total Investment Companies
		(Cost $7,326,341)	7,555,971
		Short-Term Investments: 0.2%
17,574		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.810% #	17,574
		Total Short-Term Investments
		(Cost $17,574)	17,574
		Total Investments: 100.1%
		(Cost $7,343,915)	7,573,545
		Liabilities in Excess of Other Assets: (0.1)%	(8,606)
		Net Assets: 100.0%	$7,564,939

	#	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

		Cost of investments	$7,343,915
		Gross unrealized appreciation	229,630
		Gross unrealized depreciation	-
		Net unrealized appreciation	$229,630

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure
June 30, 2017 (Unaudited)

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2017:

FundX Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$219,625,120	$-	$-	$219,625,120
Short-Term Investments	657,313	-	-	657,313
Total Investments in Securities	$220,282,433	$-	$-	$220,282,433

FundX Aggressive Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$42,760,410	$-	$-	$42,760,410
Short-Term Investments	763	-	-	763
Total Investments in Securities	$42,761,173	$-	$-	$42,761,173

FundX Conservative Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$56,166,251	$-	$-	$56,166,251
Short-Term Investments	185,400	-	-	185,400
Total Investments in Securities	$56,351,651	$-	$-	$56,351,651

FundX Flexible Income Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$98,868,523		$-	$98,868,523
Short-Term Investments	291,301	-	-	291,301
Total Investments in Securities	$99,159,824	$-	$-	$99,159,824

FundX Tactical Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$38,105,551	$-	$-	$38,105,551
Short-Term Investments	2,651,454	-	-	2,651,454
Total Investments in Securities	$40,757,005	$-	$-	$40,757,005

FundX Sustainable Impact Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$7,555,971	$-	$-	$7,555,971
Short-Term Investments	17,574	-	-	17,574
Total Investments in Securities	$7,573,545	$-	$-	$7,573,545

None of the Funds had transfer into or out of Levels 1 and 2 during the period ended June 30, 2017.
The Funds recognize transfers at the end of each reporting period.
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options.  Futures, forwards and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment trust

By  /s/ Jason Browne
      Jason Browne, President
      (Principal Executive Officer)

Date  8/4/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Jason Browne
      Jason Browne, President
      (Principal Executive Officer)

Date  8/4/2017

By  /s/ Sean McKeon
       Sean McKeon, Treasurer
       (Principal Financial Officer)

Date   8/4/2017